Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Expense [Abstract]
Raw materials and consumables	$ 341,411	$ 293,485
Salaries and employee benefits	161,939	119,219
Contractors	208,726	164,413
Repairs and maintenance	70,237	52,614
Site administration	106,803	83,440
Royalties	29,681	21,428
Operating expense, gross	918,797	734,599
Change in inventories	(154,565)	(54,545)
Total operating expense	764,232	680,054
Salaries and employee benefits	$ 183,500	$ 141,100